Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.15%
Australia–9.06%
CSL Ltd.	62,391	$7,861,880
Dyno Nobel Ltd.	2,153,704	5,245,324
Mineral Resources Ltd.(a)	77,682	3,055,654
Orora Ltd.	2,604,857	3,698,908
QBE Insurance Group Ltd.	286,359	3,924,771
Rio Tinto PLC	72,537	6,617,862
Westpac Banking Corp.	77,937	2,094,097
Woodside Energy Group Ltd.	603,181	10,650,062
		43,148,558
China–26.62%
Alibaba Group Holding Ltd.	473,300	10,068,783
Anhui Conch Cement Co. Ltd., H Shares	1,114,000	3,532,848
Autohome, Inc., ADR	147,013	3,240,167
China Oilfield Services Ltd., H Shares	2,296,000	2,523,391
China Resources Beer (Holdings) Co. Ltd.	2,096,000	7,012,001
ENN Energy Holdings Ltd.	459,247	3,953,538
Full Truck Alliance Co. Ltd., ADR	607,346	6,012,725
Gree Electric Appliances, Inc. of Zhuhai	396,800	2,210,874
H World Group Ltd.	835,900	4,014,611
H World Group Ltd., ADR(b)	146,099	6,941,164
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2,264,509	8,586,222
JD.com, Inc., A Shares	389,700	5,557,368
JD.com, Inc., ADR(b)	52,245	1,487,938
NetEase, Inc.	483,600	12,539,781
New Oriental Education & Technology Group, Inc., ADR(b)	121,997	7,366,179
Sany Heavy Industry Co. Ltd., A Shares	687,400	2,168,593
Tencent Holdings Ltd.	352,200	27,070,726
Tingyi Cayman Islands Holding Corp.	1,522,881	2,308,124
Vipshop Holdings Ltd., ADR	324,031	5,544,170
Wuliangye Yibin Co. Ltd., A Shares	306,238	4,622,970
		126,762,173
Hong Kong–5.55%
AIA Group Ltd.	1,200,200	13,847,276
CK Asset Holdings Ltd.	1,315,500	7,706,381
CK Hutchison Holdings Ltd.	605,500	4,882,328
		26,435,985
India–6.10%
Delhivery Ltd.(a)	217,877	1,002,327
HDFC Bank Ltd.	189,782	1,918,937
HDFC Bank Ltd., ADR	422,665	13,685,893
ICICI Bank Ltd., ADR	227,541	6,664,676
Shriram Finance Ltd.	519,340	5,764,959
		29,036,792
Indonesia–6.52%
Jardine Matheson Holdings Ltd.	90,746	6,613,380
PT Astra International Tbk	21,696,032	8,226,511
PT Bank Negara Indonesia (Persero) Tbk	12,778,190	3,429,729
Shares		Value
Indonesia–(continued)
PT Bank Rakyat Indonesia (Persero) Tbk	31,330,300	$7,112,098
PT Indocement Tunggal Prakarsa Tbk	4,053,800	1,608,761
PT Telkom Indonesia (Persero) Tbk	18,868,058	4,033,240
		31,023,719
Macau–0.44%
Sands China Ltd.	967,446	2,099,628
Singapore–3.82%
Grab Holdings Ltd., Class A(a)	1,044,728	4,492,330
United Overseas Bank Ltd.	455,200	13,719,335
		18,211,665
South Africa–2.77%
Anglo American PLC	246,418	11,425,861
Valterra Platinum Ltd.	19,329	1,743,228
		13,169,089
South Korea–12.86%
Hyundai Mobis Co. Ltd.	21,432	6,696,573
Hyundai Motor Co.	7,518	2,617,057
KB Financial Group, Inc.	20,331	1,902,965
LG Chem Ltd.	6,919	1,485,657
LG H&H Co. Ltd.	16,039	2,914,459
NAVER Corp.	11,794	2,241,823
Samsung E&A Co. Ltd.	176,230	3,751,285
Samsung Electronics Co. Ltd.	292,237	32,284,798
Samsung Fire & Marine Insurance Co. Ltd.	21,068	7,324,839
		61,219,456
Taiwan–14.38%
Hon Hai Precision Industry Co. Ltd.	509,000	3,518,421
Largan Precision Co. Ltd.	103,000	7,850,378
MediaTek, Inc.	140,000	7,765,875
Taiwan Semiconductor Manufacturing Co. Ltd.	844,464	46,695,400
Yageo Corp.	304,000	2,654,035
		68,484,109
Thailand–4.09%
Bangkok Bank PCL, Foreign Shares	872,600	4,377,399
Kasikornbank PCL, Foreign Shares	2,526,277	15,088,212
		19,465,611
United States–2.36%
EPAM Systems, Inc.(a)	36,724	7,660,626
Newmont Corp., CDI	31,776	3,587,992
		11,248,618
Vietnam–0.58%
Vietnam Dairy Products JSC	1,005,700	2,746,871
Total Common Stocks & Other Equity Interests (Cost $313,481,279)		453,052,274
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Equity Fund

Shares		Value
Preferred Stocks–2.42%
South Korea–2.42%
Samsung Electronics Co. Ltd., Preference Shares (Cost $5,274,904)	142,205	$11,518,751
Money Market Funds–1.95%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d)	3,253,262	3,253,262
Invesco Treasury Portfolio, Institutional Class, 3.57%(c)(d)	6,041,778	6,041,778
Total Money Market Funds (Cost $9,295,040)		9,295,040
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.52% (Cost $328,051,223)		473,866,065
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.65%
Invesco Private Government Fund, 3.65%(c)(d)(e)	2,845,837	$2,845,837
Invesco Private Prime Fund, 3.80%(c)(d)(e)	9,748,811	9,751,735
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,597,572)		12,597,572
TOTAL INVESTMENTS IN SECURITIES—102.17% (Cost $340,648,795)		486,463,637
OTHER ASSETS LESS LIABILITIES–(2.17)%		(10,312,689)
NET ASSETS–100.00%		$476,150,948
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,701,442	$11,808,895	$(11,257,075)	$-	$-	$3,253,262	$29,716
Invesco Treasury Portfolio, Institutional Class	5,017,005	21,930,805	(20,906,032)	-	-	6,041,778	54,549
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,237,300	12,818,447	(13,209,910)	-	-	2,845,837	43,328*
Invesco Private Prime Fund	8,392,457	32,800,150	(31,440,872)	459	(459)	9,751,735	116,749*
Total	$19,348,204	$79,358,297	$(76,813,889)	$459	$(459)	$21,892,612	$244,342

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Asia Pacific Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$43,148,558	$—	$43,148,558
China	30,592,343	96,169,830	—	126,762,173
Hong Kong	—	26,435,985	—	26,435,985
India	20,350,569	8,686,223	—	29,036,792
Indonesia	—	31,023,719	—	31,023,719
Macau	—	2,099,628	—	2,099,628
Singapore	4,492,330	13,719,335	—	18,211,665
South Africa	—	13,169,089	—	13,169,089
South Korea	—	72,738,207	—	72,738,207
Taiwan	—	68,484,109	—	68,484,109
Thailand	—	19,465,611	—	19,465,611
United States	7,660,626	3,587,992	—	11,248,618
Vietnam	—	2,746,871	—	2,746,871
Money Market Funds	9,295,040	12,597,572	—	21,892,612
Total Investments	$72,390,908	$414,072,729	$—	$486,463,637
Invesco Asia Pacific Equity Fund